Operating Segments - Reconciliation to Consolidated Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment reporting
Loss from operations	$ (11,845,476)	$ (9,439,497)
Interest income, net	270,170	213,975
Other income (expense), net	(11,689)	549,832
Net loss before income taxes	(11,586,995)	(8,675,690)
Total Segments
Segment reporting
Loss from operations	(7,070,740)	(4,619,610)
Net loss before income taxes	(7,070,740)	(4,641,952)
Corporate
Segment reporting
Loss from operations	(4,774,736)	(4,819,887)
Net loss before income taxes	$ (4,516,255)	$ (4,033,738)